Financial risk management (Tables)	6 Months Ended
Dec. 31, 2024
Financial risk management
Schedule of credit quality of financial assets, as well as maximum exposure to credit risk by credit risk rating categories

			Gross		Net carrying
		12-month or	carrying amount	Loss allowance	amount
	Category	lifetime ECL	US$	US$	US$
December 31, 2024
Trade receivables	III Note 1	Lifetime ECL (Simplified)	12,000	—	12,000
Other receivables	I Note 2	12-month ECL	206,377	—	206,377
Amount due from related parties	I Note 2	12-month ECL	11,532,911	—	11,532,911
Cash and cash equivalents	I Note 4	12-month ECL	9,326,072	—	9,326,072

June 30, 2024
Trade receivables	III Note 1	Lifetime ECL (Simplified)	6,090	—	6,090
Other receivables	I Note 2	12-month ECL	152,976	—	152,976
Amount due from related parties	I Note 2	12-month ECL	12,220,264	—	12,220,264
Cash and cash equivalents	I Note 4	12-month ECL	6,766,347	—	6,766,347

Schedule of remaining contractual maturity for non-derivative financial liabilities

			Ondemand	Within 2
		Total contractual	or	to 5
	Carrying	cash flow	within 1 year	years
	amount	US$	US$	US$
December 31, 2024
Trade and other payables	1,840,803	1,840,803	1,840,803	—
Lease liabilities	714,884	750,579	250,193	500,386
Amount due to related parties	9,979,742	9,979,742	9,979,742	—
Liabilities due to customers	71,523,031	71,523,031	71,523,031	—
	84,058,460	84,094,155	83,593,769	500,386

June 30, 2024
Trade and other payables	947,836	947,836	947,836	—
Amount due to related parties	39,908,903	39,908,903	39,908,903	—
Liabilities due to customers	21,092,985	21,092,985	21,092,985	—
	61,949,724	61,949,724	61,949,724	—

Schedule of exposure to foreign currency risk

	December 31,	June 30,
	2024	2024
	SGD	SGD
	US$	US$
Financial assets
Trade and other receivables	158,948	159,175
Amount due from related parties	47,476	83,429
Cash and cash equivalents	167,380	118,618
	373,804	361,222
Financial liabilities
Trade and other payables	(835,532)	(461,018)

Net exposure	(461,728)	(99,796)

	December 31,	June 30,
	2024	2024
	US$	US$
USD strengthening 5% (June 30, 2024: 5%)	(23,086)	(4,990)

Schedule of exposure to digital asset payable to related parties

	December 31,	December 31,	June 30,	June 30,
	2024	2024	2024	2024
	BTC	ETH	BTC	ETH
	US$	US$	US$	US$
Financial assets
Collateral receivables	2,289,055	—	—	—
Digital assets	2,063,704	742,519	—	—
Digital assets receivable from related parties	4,130,201	154,825	—	—
Derivative contracts	43,618,221	3,098,877	12,254,284	3,984,126
	52,101,181	3,996,221	12,254,284	3,984,126
Financial liabilities
Collateral payables	(2,289,055)	—	—	—
Digital assets payables to customers	(44,446,410)	(3,443,643)	(13,500,282)	(4,123,677)
Digital assets payables to related parties	(5,261,993)	(531,827)	(16,950,714)	(6,673,324)
	(51,997,458)	(3,975,470)	(30,450,996)	(10,797,001)

Net exposure	103,723	20,751	(18,196,712)	(6,812,875)

	December 31,	June 30,
	2024	2024
	US$	US$
BTC strengthening 30% (June 30, 2024: 30%)	31,117	(5,459,014)
ETH strengthening 30% (June 30, 2024: 30%)	6,225	(2,043,863)